Fair Value Measurements - Schedule of Fair Value Using Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value - credit risk	$ (1,671)
Balance	25,000
July Investment Agreement Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	379,205
Change in fair value	234,739
Settlements (equity-based)	(588,944)
Reclassification out of Level III	(25,000)
Balance
CPU Share Allocation Obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	292,680
Change in fair value	190,488
Settlements (equity-based)	(296,403)
Reclassification out of Level III	(186,766)
Balance
Convertible Debentures [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance
Issuance	19,400
Change in fair value	(1,671)
Change in fair value - credit risk	(334)
Balance	$ 17,395